Prudential Day One 2020 Fund
Schedule of Investments (unaudited) as of April 30, 2021
Description	Shares	Value
Long-Term Investments 91.7%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	889,167	$9,105,074
PGIM Global Real Estate Fund (Class R6)	146,582	3,705,604
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	38,687	736,608
PGIM QMA Commodity Strategies Fund (Class R6)*	330,237	3,731,673
PGIM QMA International Developed Markets Index Fund (Class R6)	349,312	4,991,663
PGIM QMA Large-Cap Core Equity Fund (Class R6)	582,482	11,649,632
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	103,023	1,463,955
PGIM QMA US Broad Market Index Fund (Class R6)	327,349	6,203,263
PGIM TIPS Fund (Class R6)	1,440,880	15,244,510
PGIM Total Return Bond Fund (Class R6)	784,155	11,346,717

Total Long-Term Investments (cost $56,883,052)		68,178,699

Short-Term Investment 8.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $6,188,788)	6,188,788	6,188,788

TOTAL INVESTMENTS 100.0% (cost $63,071,840)(wd)		74,367,487
Liabilities in excess of other assets (0.0)%		(21,193)

Net Assets 100.0%		$74,346,294

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds